Tax Payables Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of tax payables [abstract]
Current tax liabilities, current	€ 783	€ 974	[1]	€ 3,363

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.